UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               ------------------
Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one):               [ ] is a restatement.
                                               [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:    Smithwood Advisers, LP
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Address: 1999 Avenue of the Stars, Suite 2040
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         Los Angeles, CA 90067
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Form 13F File Number: 28-11980
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Karen Tallman
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Title:   Chief Compliance Officer
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Phone:   (310) 286-2929
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Signature, Place, and Date of Signing:

/s/ Karen Tallman                    Los Angeles, CA          November 12, 2012
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    [Signature]                       [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all entries are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-___________________   ________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

REPORTING SUMMARY:


NUMBER OF OTHER INCLUDED MANAGERS:                       0
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FORM 13F INFORMATION TABLE ENTRY TOTAL:                 30
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FORM 13F INFORMATION TABLE VALUE TOTAL:            956,803
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LIST OF OTHER INCLUDED MANAGERS:                   NONE

                                                              VALUE     SHRS OR     SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT     PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc.                 COM               007865108    4,059    300,000   SH         SOLE               SOLE
American International Group,
  Inc.                            COM               026874784   49,185  1,500,000   SH         SOLE               SOLE
Apple Inc.                        COM               037833100   23,349     35,000   SH         SOLE               SOLE
Augusta Resource Corp             COM               050912203    9,540  3,369,500   SH         SOLE               SOLE
BHP Billiton PLC                  COM               088606108   68,610  1,000,000   SH   PUT   SOLE               SOLE
Caesars Entertainment Corp        COM               127686103    3,921    576,600   SH         SOLE               SOLE
Chemtura Corp                     COM               163893209   38,745  2,250,000   SH         SOLE               SOLE
Cincinnati Bell Inc.              COM               171871106   28,466  4,994,000   SH         SOLE               SOLE
Citizens Republic Bancorp Inc     COM               174420307    8,070    417,071   SH         SOLE               SOLE
Dish Network Corp                 COM CL A          25470M109   30,610  1,000,000   SH         SOLE               SOLE
Facebook, Inc.                    COM CL A          30303M102   34,673  1,600,794   SH         SOLE               SOLE
Facebook, Inc.                    COM               30303M102   36,822  1,700,000   SH   PUT   SOLE               SOLE
Fifth & Pacific Companies Inc.    COM               316645100   54,315  4,250,000   SH         SOLE               SOLE
General Electric Co               COM               369604103    9,084    400,000   SH         SOLE               SOLE
General Motors Co                 COM               37045V100   18,200    800,000   SH         SOLE               SOLE
Google Inc.                       COM CL A          38259P508   52,815     70,000   SH         SOLE               SOLE
Greenlight Capital RE Ltd         COM CL A          G4095J109    2,475    100,000   SH         SOLE               SOLE
Hertz Global Holdings Inc.        COM               42805T105   15,103  1,100,000   SH         SOLE               SOLE
Information Services Group Inc.   COM               45675Y104    1,600  1,290,379   SH         SOLE               SOLE
Jones Group Inc.                  COM               48020T101   16,757  1,302,000   SH         SOLE               SOLE
Newell Rubbermaid Inc.            COM               651229106   13,363    700,000   SH         SOLE               SOLE
Nielsen Holdings NV               COM               N63218106   29,980  1,000,000   SH         SOLE               SOLE
Oaktree Capital Group LLC         UNIT              674001201   41,443  1,010,800   SH         SOLE               SOLE
Penney J C Inc                    COM               708160106   12,145    500,000   SH   PUT   SOLE               SOLE
Sohu Com Inc                      COM               83408W103    4,209    100,000   SH   PUT   SOLE               SOLE
SPDR Gold Trust                   GOLD SHS          78463V107  257,835  1,500,000   SH   CALL  SOLE               SOLE
SPDR S&P 500 ETF Trust            TR UNIT           78462F103   35,990    250,000   SH         SOLE               SOLE
Tyco International Ltd            SHS               H89128104   22,504    400,000   SH         SOLE               SOLE
U S Airways Group Inc             COM               90341W108    5,230    500,000   SH         SOLE               SOLE
UnitedHealth Group Inc.           COM               91324P102   27,705    500,000   SH         SOLE               SOLE

                                                                 ------------
                             TOTAL                                 956,803
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